GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Area

The following table presents the total revenues for six months ended June 30, 2020 and 2019, allocated to the geographic areas in which they were generated:

	Six months ended June 30,
	2020	2019

North America (mainly U.S.)	$91,749	$89,896
Europe	30,475	24,373
Other	4,170	3,147

	$126,394	$117,416

Schedule of Property and Equipment by Geographic Area

The following table presents the locations of the Company’s property and equipment as of June 30, 2020 and December 31, 2019:

	June 30,	December 31,
	2020	2019

Israel	$6,165	$7,873
U.S.	1,931	2,545
Europe	515	500

	$8,611	$10,918